Share Capital Warrants Outstanding (Details) - $ / shares		12 Months Ended
		Dec. 31, 2020	Apr. 30, 2020
Class of Warrant or Right [Line Items]
Exercise Price of Warrants			$ 0.92
March 4, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrant Term		5 years
Exercise Price of Warrants		$ 500.00
Warrant, Outstanding		150
Warrant expiration date		Mar. 04, 2021
August 11, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term		5 years
Exercise Price of Warrants		$ 42.00
Warrant, Outstanding		37,500
Warrant expiration date		Aug. 11, 2022
August 16, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term		5 years
Exercise Price of Warrants		$ 42.00
Warrant, Outstanding		11,876
Warrant expiration date		Aug. 16, 2022
August 22, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term		5 years
Exercise Price of Warrants		$ 42.00
Warrant, Outstanding		25,625
Warrant expiration date		Aug. 22, 2022
April 17, 2023 [Member]
Class of Warrant or Right [Line Items]
Warrant Term		5 years
Exercise Price of Warrants		$ 5.60
Warrant, Outstanding		111,563
Warrant expiration date		Apr. 17, 2023
March 23, 2023
Class of Warrant or Right [Line Items]
Warrant Term		3 years
Exercise Price of Warrants		$ 0.60
Warrant, Outstanding		905,820
Warrant expiration date		Mar. 23, 2023
April 30, 2025
Class of Warrant or Right [Line Items]
Warrant Term		5 years
Exercise Price of Warrants		$ 0.92
Warrant, Outstanding		1,694,000
Warrant expiration date		Apr. 30, 2025
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrant, Outstanding	[1]	2,786,534
Related Party [Member]
Class of Warrant or Right [Line Items]
Warrant, Outstanding		1,860,320

[1]	Includes 1,860,320 of warrants to purchase common shares, in the aggregate, outstanding to related parties at December 31, 2020.